AFL-CIO HIT

COMPETITIVE RETURNS
UNION CONSTRUCTION JOBS
HOUSING FINANCE

MARCH 2021

HIT's Impact In Boston Communities

Charlestown
9/10
24
Winthrop
East Boston
Cambridge
11
22
West End
North End
12
7
Beacon Hill
Downtown
8
Back Bay
25
34
Allston/Brighton
Fenway/ Kenmore
17
4
32/33
South End
South Boston
26
27
28
29
30
31
6
20
1
Mission Hill
5
14
Brookline
2
21
Roxbury
16
Jamaica Plain
Dorchester
35
15
23
Roslindale
West Roxbury
Mattapan
36
13
3
Quincy
18
Hyde Park
19

HIT Projects Since Inception (1984)*

PROJECT		NEIGHBORHOOD	UNITS	AFFORDABLE
1	95 St. Alphonsus Street Apts.	Mission Hill	115	15
2	225 Centre Street	Jamaica Plain	103	35
3	Adams Square Assisted Living	Dorchester	100	100
4	Anna Bissonnette House	South End	41	40
5	Back of the Hill	Jamaica Plain	125	125
6	Bay View Residence	South Boston	67	67
7	Blackstone Apartments	Beacon Hill	145	145
8	Boston Back Bay Board & Care	Back Bay	85	85
9/10	Building 104**	Charlestown	46	9
11	Casa Maria Apartments	North End	85	85
12	Charlesview Apartments	Allston/Brighton	240	240
13	Cote Village	Mattapan	76	76
14	Dudley Municipal Center*	Roxbury	—	—
15	Franklin Hill 1B	Dorchester	24	24
16	Franklin Park Apartments	Dorchester	220	220
17	Franklin Square Apartments	South End	193	193
18	Georgetowne Homes One	Hyde Park	601	601
19	Georgetowne Homes Two	Hyde Park	366	366
PROJECT		NEIGHBORHOOD	UNITS	AFFORDABLE
20	Hemenway Apartments	Mission Hill	183	183
21	Horizons Watermark*	Roxbury	—	—
22	Lowell Square/West End Place	West End	183	106
23	Lucerne Gardens	Dorchester	48	48
24	Maverick Landing	East Boston	92	71
25	Oak Street Terrace	Chinatown	88	88
26	Old Colony—Phase 1	South Boston	116	116
27	Old Colony—Phase 2A	South Boston	45	45
28	Old Colony—Phase 2B	South Boston	84	84
29	Old Colony—Phase 3A	South Boston	135	135
30	Old Colony—Phase 3B	South Boston	115	115
31	Old Colony—Phase 3C	South Boston	55	55
32/33	Rollins Square**	South End	184	52
34	South Cove Manor	Chinatown	100	100
35	The Carruth	Dorchester	116	74
36	Washington Beech	Roslindale	56	56
TOTAL			4,232	3,754

*Includes projects allocated New Markets Tax Credits by HIT subsidiary Building America CDE, Inc.

** 2 investments

1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | www.aflcio-hit.com